EATON VANCE MUNICIPALS TRUST II
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the "Registrant") (1933 Act File No. 33-71320) certifies (a) that the forms of prospectuses and statements of additional information dated June 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 11 ("Amendment No. 11") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 11 was filed electronically with the Commission (Accession No. 0000950156-98-000387) on May 21, 1998:




                                    Eaton Vance Florida Insured Municipals Fund
                                    Eaton Vance Hawaii Municipals Fund
                                    Eaton Vance Kansas Municipals Fund
                                    Eaton Vance High Yield Municipals Fund





                         EATON VANCE MUNICIPALS TRUST II



                                                       By:/s/ Eric G. Woodbury
                                          Eric G. Woodbury, Assistant Secretary




Date:    June 2, 1998